Provisions	12 Months Ended
Jun. 30, 2024
Provisions.
Provisions

23.    Provisions

Provisions consist of obligations resulting in an expected outflow of economic benefits and were non-current for each of the periods presented. Provisions consist of the following as of June 30, 2024:

(in € thousands)	Dismantling	Other	Total
Beginning of fiscal year	670	88	758
Additions	1,976	—	1,976
Releases	—	(88)	(88)
Utilizations	—	—	—
Beginning of fiscal year	2,646	—	2,646
Additions	143	—	143
Releases	—	—	—
Utilizations	—	—	—
End of fiscal year	2,789	—	2,789

Mytheresa Group leases its Corporate headquarter, central distribution centers and the retail stores in Germany. Mytheresa Group recognizes a provision for expected dismantling costs to be incurred at the end of the respective lease terms for these facilities based on external data sources and internal experience from past dismantling activities. The increase is mainly due to the recognized dismantling provision connected to the distribution center in Leipzig, Germany.